Shareholder Report, Line Graph (Details) 196491_Nuance Mid Cap Value Fund_Z Class_TSR Annual {Z Class} - USD ($)										12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	May 08, 2017	Apr. 30, 2026
Z Class
Account Value [Line Items]
Line Graph and Table Measure Name										Z Class
Accumulated Value	$ 16,291	$ 16,102	$ 16,266	$ 15,511	$ 15,767	$ 12,005	$ 12,222	$ 10,939	$ 10,000	$ 18,598
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 TR
Accumulated Value	26,597	23,727	19,343	18,841	18,801	12,879	12,769	11,251	10,000	$ 34,856
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell Midcap Value Total Return
Accumulated Value	$ 17,555	$ 16,680	$ 14,621	$ 15,147	$ 15,148	$ 9,426	$ 11,322	$ 10,705	$ 10,000	$ 22,778